INCOME TAXES - Expense reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective income tax [abstract]
Statutory income tax (expense) recovery	$ (287)	$ 809	$ (80)
Reduction (increase) resulting from:
Decrease (increase) in tax assets not recognized	(9)	37	(46)
Differences between statutory rate and future tax rate and tax rate changes	(142)	(7)	1
Subsidiaries’ income taxed at different rates	81	10	54
Non-deductible expenses	271	(763)	0
Other	(1)	(13)	4
Total income tax recovery (expense)	$ (87)	$ 73	$ (67)
Effective income tax rate	8.60%	2.50%	24.00%